Shareholder Report, Line Graph (Details) WE0000000002503A_Dimensional US Core Equity Market ETF_Single_TSR Annual {Single} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Nov. 17, 2020	Oct. 31, 2025
Dimensional US Core Equity Market ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Dimensional US Core Equity Market ETF – NAV
Accumulated Value	$ 16,570	$ 12,095	$ 11,207	$ 12,981	$ 10,000	$ 19,847
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
Accumulated Value	$ 16,171	$ 11,730	$ 10,823	$ 12,965	$ 10,000	$ 19,536